Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Outstanding Stock Options	The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	2,982	24.65	4,422	21.56
Granted	-	-	99	40.41
Exercised	(913)	22.30	(1,530)	16.73
Forfeited	(8)	23.70	(9)	27.87
Balance, end of year	2,061	25.70	2,982	24.65
Options exercisable, end of year	1,705	24.27	2,111	22.34

Summary of Information about Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2021:

(in thousands of options and in dollars)	Options outstanding			Options
				exercisable
		Weighted
		average
	Number	remaining		Number
	of	contractual life		of
Exercise prices	options	(in years	)	options
19.12	212	0.6		212
18.83	444	1.6		444
26.82	201	2.1		201
23.70	392	3.1		392
30.71	717	4.2		427
40.41	95	5.6		29
	2,061	2.9		1,705

Schedule of Weighted Average Assumptions Used for Calculating Fair Value of Stock Options Granted	The fair value of the stock options granted was estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

July 27, 2020
Exercise price	40.41
Average expected option life	4.5 years
Risk-free interest rate	0.71%
Expected stock price volatility*	26.29%
Average dividend yield	2.62%
Weighted average fair value per option of options granted	6.73
* Expected stock price volatility is based on the historical volatility of the Group’s stock over a period commensurate with the expected term of the award.
Schedule of Deferred Share Unit Plan for Board Members	The following table provides the number of DSUs related to this plan:

(in units)	2021	2020
Balance, beginning of year	373,926	348,031
Board members compensation	-	29,168
Paid	(71,709)	(11,512)
Dividends paid in units	4,337	8,239
Balance, end of year	306,554	373,926

Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options
The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	299	31.54	239	28.08
Granted	125	80.29	145	32.41
Reinvested	4	37.90	8	29.74
Settled	(153)	30.70	(92)	23.75
Forfeited	(3)	53.12	(1)	31.06
Balance, end of year	272	54.27	299	31.54

Summary of Information about Options Outstanding and Exercisable
The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2021:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
77.32	13	0.3
103.66	34	0.3
32.41	147	1.1
70.59	78	2.1
	272	1.2

Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options
The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	147	32.41	-	-
Granted	78	89.64	145	32.41
Reinvested	3	45.64	2	32.41
Forfeited	(2)	41.65	-	-
Balance, end of year	226	52.25	147	32.41

Summary of Information about Options Outstanding and Exercisable
The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2021:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
32.41	148	1.1
89.64	78	2.1
	226	1.4